[Stein Roe logo]
                            STEIN ROE
                           MUTUAL FUNDS
                          ---------------
                       Building Wealth for
                     Generations [service mark]



                           May 28, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Stein Roe Institutional Trust
     File No. 333-13331 and 811-07823

Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the prospectus and Statement of Additional Information with respect to the series of Stein Roe Institutional Trust designated Stein Roe Institutional High Yield Fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

STEIN ROE INVESTMENT TRUST


NICOLETTE D. PARRISH

Nicolette D. Parrish
Vice-President and Assistant Secretary

Stein Roe Mutual Funds  One South Wacker Drive  Chicago, IL
60606-4685  312.368.7700
Liberty Securities Corporation, Distributor